Reporting Segments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Entitys Operating Segments Text Block Abstract
Schedule of reporting segment
	For the year ended December 31, 2022
	Loans and accounts receivable from customers (1)	Deposits and other demand deposits (2)	Net interest income	Net fee and commission income	Net income from financial operations	Provision for loan losses	Support expenses (3)	Segment’s net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Retail Banking	27,081,897	13,553,898	1,129,553	312,706	34,721	(263,167)	(635,991)	577,822
Middle-market	8,641,652	6,110,529	389,297	62,644	22,979	(57,253)	(105,160)	312,506
CIB	2,978,420	6,636,113	143,575	37,300	157,793	(8,082)	(91,926)	238,660
Other	27,432	764,476	(92,313)	(5,381)	1,685	(27,993)	(21,943)	(145,945)
Total	38,729,401	27,065,016	1,570,112	407,269	217,178	(356,494)	(855,020)	983,045

Other operating income	5,539
Other operating expenses	(106,306)
Net income from non-current assets and groups available for sale not admissible as discontinued operations	8,518
Income from investments in associates and other companies	10,310
Result of continuing operations before income taxes	901,106
Income tax expense	(93,624)
Result of discontinued operations before income taxes	-
Income tax expense	-
Net income for the year	807,482

(1)	Corresponds to loans and accounts receivable and Interbank at amortised cost, without deducting their allowances for loan losses.

(2)	Corresponds to Deposits and other demand liabilities and Time deposits and other time liabilities.

(3)	Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortisation.

	For the year ended December 31, 2021
	Loans and accounts receivable from customers (1)	Deposits and other demand deposits (2)	Net interest income	Net fee and commission income	Net income from financial operations	Provision for loan losses	Support expenses (3)	Segment’s net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Retail Banking	25,784,719	14,779,739	1,035,288	270,750	36,286	(239,885)	(616,287)	486,152
Middle-market	8,511,500	6,185,189	327,519	49,545	18,001	(53,281)	(94,721)	247,063
CIB	2,154,325	6,010,150	96,388	31,027	112,576	2,884	(77,051)	165,824
Other	78,518	1,056,915	335,579	(1,994)	-47,835	(946)	(11,805)	272,999
Total	36,529,062	28,031,993	1,794,774	349,328	119,028	(291,228)	(799,864)	1,172,038

Other operating income	1,662
Other operating expenses	(101,430)
Net income from non-current assets and groups available for sale not admissible as discontinued operations	2,297
Income from investments in associates and other companies	(475)
Result of continuing operations before income taxes	1,074,092
Income tax expense	(221,664)
Result of discontinued operations before income taxes	-
Income tax expense	-
Net income for the year	852,428

	For the year ended December 31, 2020
	Loans and accounts receivable from customers (1)	Deposits and other demand deposits (2)	Net interest income	Net fee and commission income	Net income from financial operations	Provision for loan losses	Support expenses (3)	Segment’s net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Retail Banking	24,279,248	12,018,691	1,040,490	222,497	28,577	(317,050)	(596,464)	378,050
Middle-market	8,136,402	5,588,657	338,896	45,654	21,859	(109,999)	(91,132)	205,278
CIB	1,635,217	5,051,538	112,837	24,561	82,303	(51,097)	(72,715)	95,889
Other	289,026	2,483,798	85,278	(9,087)	17,058	385	(8,235)	85,399
Total	34,339,893	25,142,684	1,577,501	283,625	149,797	(477,761)	(768,546)	764,616

Other operating income	861
Other operating expenses	(73,928)
Net income from non-current assets and groups available for sale not admissible as discontinued operations	2,326
Income from investments in associates and other companies	1,388
Result of continuing operations before income taxes	695,263
Income tax expense	(142,533)
Result of discontinued operations before income taxes	-
Income tax expense	-
Net income for the year	552,730